Short Term Investments (Schedule Of Maturities Of Debt Securities Available-For-Sale) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Short Term Investments [Abstract]
Due after six months through one year, Cost basis amount	$ 210
Due after one year through five years, Cost basis amount	518
Due after five years through ten years, Cost basis amount	249
Available-for-sale Securities, Cost basis amount, total	977
Due after six months through one year, Fair value	221
Due after one year through five years, Fair value	529
Due after five years through ten years, Cost basis amount	263
Available-for-sale Securities, Fair value, total	$ 1,013